Tax Status of Plan	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Tax Status [Line Items]
Tax Status of Plan

Note 6 - Tax Status of Plan

The prototype plan document, which the Plan has adopted via a non-standardized adoption agreement, obtained its latest opinion letter dated August 19, 2020 in which the IRS stated that the prototype plan, as then designed, was in compliance with the applicable requirements of the IRC. Although the Plan itself has not received a determination letter from the IRS, management believes that the Plan currently is designed and being operated in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is qualified and the related trust is tax-exempt.

The modified cash basis of accounting requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the Plan’s financial statements.